Employee Benefits Obligations - Summary of Sensitivity Analysis For Actuarial Assumptions (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%